Trade and other receivables - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Disclosure of financial assets [line items]
Loss allowance	$ 719	$ 1,007	$ 1,146